FAIR VALUE MEASUREMENTS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Aug. 31, 2015	Feb. 28, 2015	Feb. 28, 2014
Fair Value Disclosures [Abstract]
Fair value of Level 3 derivative warrant liability, beginning	$ 273,000
Issuance of derivative warrant liability		$ 154,700
Change in fair value:	(172,900)	118,300
Fair value of Level 3 derivative warrant liability, end	$ 250,644	$ 273,000